N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PIA VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000928880
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE DEFERRED VARIABLE ANNUITY CONTRACT

Fees and Expenses

Charges for Early Withdrawals
If you surrender your Contract or withdraw money from the Contract within seven years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8.00% of Purchase Payments withdrawn.

For example, if you make a withdrawal in the first year, you could pay a Surrender Charge of up to $8,000 on a $100,000 investment.

For more detailed information, see “Surrender Charge” under “What Are the Fees and Charges Under the Contract?” in this Prospectus.

Transaction Charges
In addition to Surrender Charges, you may also be charged for other transactions, such as transfers between Investment Options.

For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Contract?”

Ongoing Fees and Expenses
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base Contract[1]	1.40%	1.40%

Investment Options (Portfolio fees and expenses)[2]	0.11%	0.34%

Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.35%	2.50%

1   Expressed as an annual percent of Contract Value in the Variable Investment Options.
2   Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024, and could change from year to year.
3   Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $1,536	Highest Annual Cost: $4,990

Assumes:

•   Investment of $100,000

•   5.00% annual appreciation

•   Least expensive combination of the Contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional Purchase Payments, transfers, or withdrawals

Assumes:

•   Investment of $100,000

•   5.00% annual appreciation

•   Most expensive combination of Contract, optional benefits and Portfolio fees and expenses

•   No sales charges

•   No additional Purchase Payments, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	If you surrender your Contract or withdraw money from the Contract within seven years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8.00% of Purchase Payments withdrawn.For example, if you make a withdrawal in the first year, you could pay a Surrender Charge of up to $8,000 on a $100,000 investment.For more detailed information, see “Surrender Charge” under “What Are the Fees and Charges Under the Contract?” in this Prospectus.
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	In addition to Surrender Charges, you may also be charged for other transactions, such as transfers between Investment Options.For more detailed information, see “Table of Fees and Expenses;” “What Are the Fees and Charges Under the Contract?”
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base Contract[1]	1.40%	1.40%

Investment Options (Portfolio fees and expenses)[2]	0.11%	0.34%

Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.35%	2.50%

1   Expressed as an annual percent of Contract Value in the Variable Investment Options.
2   Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024, and could change from year to year.
3   Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.40%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.40%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of Contract Value in the Variable Investment Options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.11%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.34%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024, and could change from year to year.
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.50%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.
Lowest and Highest Annual Cost [Table Text Block]	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. The estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

Lowest Annual Cost: $1,536	Highest Annual Cost: $4,990

Assumes:

•   Investment of $100,000

•   5.00% annual appreciation

•   Least expensive combination of the Contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional Purchase Payments, transfers, or withdrawals

Assumes:

•   Investment of $100,000

•   5.00% annual appreciation

•   Most expensive combination of Contract, optional benefits and Portfolio fees and expenses

•   No sales charges

•   No additional Purchase Payments, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,536
Highest Annual Cost [Dollars]	$ 4,990
Risks [Table Text Block]

Risks

Risk of Loss	You can lose money by investing in this Contract, including loss of your Purchase Payments (principal). For more detailed information, see “Summary of Principal Risks of Investing in the Contract.”

Not a Short- Term Investment
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Surrender Charge may apply in certain circumstances, and potentially result in a significant reduction in the Standard Death Benefit, potentially significant reduction in or loss of optional benefits, and/or federal and state income taxes and tax penalties.

For more detailed information, see “Summary of Principal Risks of Investing in the Contract.”

Risks Associated with Investment Options
•   An investment in the Contract is subject to the risk of loss/poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the performance of the Portfolios.

•   Each Investment Option (the Variable Investment Options and the Fixed Account Options) has its own unique risks. You should review these Investment Options before making an investment decision. The performance of the Portfolios will vary among each other, may underperform similar mutual funds not available through the Variable Investment Options, and some are riskier than others.

•   A discussion of the risk of allocating your Purchase Payments to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.

For more detailed information, see “Summary of Principal Risks of Investing in the Contract;” “Appendix A — Portfolio Companies Available Under the Contract;” “Appendix B — Fixed Account Options.”

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including:

•  Any obligations, guarantees, and benefits of the Contract (including the Fixed Account Options, the Standard Death Benefit, and the optional Rider benefits) are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Contract, including, among others, cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.

For more detailed information, see “The Penn Insurance and Annuity Company;” “Financial Statements;” “Insurance Company Risks” under “Summary of Principal Risks of Investing in the Contract;” “Other Information.”

Investment Restrictions [Text Block]	• You can allocate your Purchase Payments to the Variable Investment Options (that invest in the Portfolios) or the Fixed Account Options.• The minimum amount that may be transferred is $250 or, if less, the total amount held in the Investment Option.• The Company reserves the right to remove or substitute any of the Portfolios as Investment Options that are available under the Contract.• In addition, we may limit your ability to make transfers involving the Variable Investment Options if it is believed that a transfer may disadvantage or potentially harm or hurt the rights or interests of other Contract Owners.• We will also reject or reverse a transfer request if for any reason any of the Portfolios do not accept the purchase of its shares.• In addition, we reserve the right to reject any Purchase Payment at any time for any reason.For more detailed information, see “How Do I Change the Contract’s Investment Allocations?;” “Appendix B – Fixed Account Options.”
Optional Benefit Restrictions [Text Block]	The Contract offers a selection of optional benefits.• If you select an optional benefit, you are not permitted to invest in the Short-Term Fixed Account. In the future, we may change this restriction or add new ones relating to other Investment Options.• Withdrawals, including Required Minimum Distributions (“RMDs”), may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit and the Contract.• We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period.• Subsequent Purchase Payments are not permitted during the Withdrawal Phase of the Accumulation Income Rider, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base.• While the Guaranteed Minimum Accumulation Rider provides a guarantee that is designed to provide a minimum Contract Value, additional Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Guaranteed Minimum Accumulation Rider.• We may modify or stop offering an optional benefit at any time, and the availability of such benefits may vary by state.For more detailed information, see “What Are the Supplemental Riders and Benefits That Are Available?”
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.• If you purchase the Contract through a tax‑qualified plan or individual retirement account (“IRA”), you do not get any additional tax benefit.• Withdrawals from your Contract are taxed at ordinary income tax rates, and may be subject to a tax penalty before age 59 1⁄2.For more detailed information, see “Summary of Principal Risks of Investing in the Contract — Taxes and Tax Risks;”“How Is the Contract Treated Under Federal Income Tax Law?”
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Contract with the professional’s firm. (Your financial professional may be your broker, investment adviser, insurance agent, or someone else.)For these reasons, these financial professionals may have a financial incentive to recommend this Contract over another annuity contract or investment.For more detailed information, see “Distribution Arrangements.”
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.For more detailed information, see “How Do I Purchase the Contract? — Tax Free ‘Section 1035’ Insurance Contract Exchanges.”
Item 4. Fee Table [Text Block]
TABLE OF FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.[1]
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Surrender Charges (as a percentage of Purchase Payment surrendered)	8.00%	[2]
Maximum Transfer Fee	$20	[3]

1	As of the date of this Prospectus state premium taxes generally range from 0.00% to 4.265%.
2
Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.

Number of full years since Purchase Payment	Applicable Surrender Charge

0	8.00%

1	7.00%

2	6.00%

3	5.00%

4	4.00%

5	3.00%

6	1.50%

7	0.00%

3
For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, the transfer fee is currently $0. We reserve the right to restrict frequency of transfers or market timing in our sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below. The charges shown below represent the maximum fees for each of the optional benefits. The current charges are shown in the accompanying footnotes.
Annual Contract Expenses

Administrative Expenses	$40	[1]
Base Contract Expenses (as a percentage of Variable Account Value)[2]	1.40%

Optional Benefit Expenses (as a percentage of benefit base or Variable Account Value as applicable):

Accumulation Income Rider	2.50%	[3]
Guaranteed Income Rider	2.00%	[4]
Enhanced Death Benefit Rider	0.75%	[5]
Guaranteed Minimum Accumulation Rider	1.50%	[6]

1	You pay $40 or 2.00% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
2	Amount shown does not include any optional benefit Riders.
3
The current annual charge for the Accumulation Income Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.

4
The current annual charge for the Guaranteed Income Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.

5
The current annual charge for the Enhanced Death Benefit Rider is 0.35%. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.

6
The current annual charge for the Guaranteed Minimum Accumulation Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Portfolios’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%

1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents, and is based on the expenses of each Portfolio’s most recently completed fiscal year.

EXAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5.00% return each year. The maximum expenses examples assume the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge. The minimum expenses examples assume the least expensive annual Portfolio expenses and that no optional benefits are purchased. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have purchased optional benefits with maximum charges[1]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$12,187	$20,659	$29,557	$54,778
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with maximum charges[1]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 4,990	$15,284	$26,009	$54,778
Minimum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have not purchased any optional benefits[2]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 8,736	$10,172	$11,837	$18,015
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any optional benefits[2]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 1,536	$ 4,772	$ 8,237	$18,015

1	Assumes the Accumulation Income Rider and the Enhanced Death Benefit Rider are purchased and maximum Rider Charges of 3.25%. This Example also assumes maximum Portfolio expenses of 0.34%.
2	Assumes that no optional benefit Riders are purchased and minimum Portfolio expenses of 0.11%.
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Portfolios may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time.

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.[1]
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Surrender Charges (as a percentage of Purchase Payment surrendered)	8.00%	[2]
Maximum Transfer Fee	$20	[3]

1	As of the date of this Prospectus state premium taxes generally range from 0.00% to 4.265%.
2
Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.

Number of full years since Purchase Payment	Applicable Surrender Charge

0	8.00%

1	7.00%

2	6.00%

3	5.00%

4	4.00%

5	3.00%

6	1.50%

7	0.00%

3
For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, the transfer fee is currently $0. We reserve the right to restrict frequency of transfers or market timing in our sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.
Other Transaction Fee, Maximum [Dollars]	$ 20	[5]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, the transfer fee is currently $0. We reserve the right to restrict frequency of transfers or market timing in our sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below. The charges shown below represent the maximum fees for each of the optional benefits. The current charges are shown in the accompanying footnotes.
Annual Contract Expenses

Administrative Expenses	$40	[1]
Base Contract Expenses (as a percentage of Variable Account Value)[2]	1.40%

Optional Benefit Expenses (as a percentage of benefit base or Variable Account Value as applicable):

Accumulation Income Rider	2.50%	[3]
Guaranteed Income Rider	2.00%	[4]
Enhanced Death Benefit Rider	0.75%	[5]
Guaranteed Minimum Accumulation Rider	1.50%	[6]

1	You pay $40 or 2.00% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
2	Amount shown does not include any optional benefit Riders.
3
The current annual charge for the Accumulation Income Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.

4
The current annual charge for the Guaranteed Income Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.

5
The current annual charge for the Enhanced Death Benefit Rider is 0.35%. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.

6
The current annual charge for the Guaranteed Minimum Accumulation Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Administrative Expense, Current [Dollars]	$ 40	[6]
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%	[7]
Base Contract Expense, Footnotes [Text Block]	Amount shown does not include any optional benefit Riders.
Annual Portfolio Company Expenses [Table Text Block]
Portfolios’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Portfolio expenses may be higher or lower in the future. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Portfolio Expenses[1]	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)	0.11%	0.34%

1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents, and is based on the expenses of each Portfolio’s most recently completed fiscal year.

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution (12b‑1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.11%	[8]
Portfolio Company Expenses Maximum [Percent]	0.34%	[8]
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents, and is based on the expenses of each Portfolio’s most recently completed fiscal year.
Surrender Example [Table Text Block]
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5.00% return each year. The maximum expenses examples assume the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge. The minimum expenses examples assume the least expensive annual Portfolio expenses and that no optional benefits are purchased. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have purchased optional benefits with maximum charges[1]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$12,187	$20,659	$29,557	$54,778
Minimum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have not purchased any optional benefits[2]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 8,736	$10,172	$11,837	$18,015

1	Assumes the Accumulation Income Rider and the Enhanced Death Benefit Rider are purchased and maximum Rider Charges of 3.25%. This Example also assumes maximum Portfolio expenses of 0.34%.
2	Assumes that no optional benefit Riders are purchased and minimum Portfolio expenses of 0.11%.

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,187	[9]
Surrender Expense, 1 Year, Minimum [Dollars]	8,736	[10]
Surrender Expense, 3 Years, Maximum [Dollars]	20,659	[9]
Surrender Expense, 3 Years, Minimum [Dollars]	10,172	[10]
Surrender Expense, 5 Years, Maximum [Dollars]	29,557	[9]
Surrender Expense, 5 Years, Minimum [Dollars]	11,837	[10]
Surrender Expense, 10 Years, Maximum [Dollars]	54,778	[9]
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,015	[10]
Annuitize Example [Table Text Block]
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5.00% return each year. The maximum expenses examples assume the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge. The minimum expenses examples assume the least expensive annual Portfolio expenses and that no optional benefits are purchased. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Expenses Examples
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with maximum charges[1]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 4,990	$15,284	$26,009	$54,778
Minimum Expenses Examples
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any optional benefits[2]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 1,536	$ 4,772	$ 8,237	$18,015

1	Assumes the Accumulation Income Rider and the Enhanced Death Benefit Rider are purchased and maximum Rider Charges of 3.25%. This Example also assumes maximum Portfolio expenses of 0.34%.
2	Assumes that no optional benefit Riders are purchased and minimum Portfolio expenses of 0.11%.

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,990	[9]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,536	[10]
Annuitized Expense, 3 Years, Maximum [Dollars]	15,284	[9]
Annuitized Expense, 3 Years, Minimum [Dollars]	4,772	[10]
Annuitized Expense, 5 Years, Maximum [Dollars]	26,009	[9]
Annuitized Expense, 5 Years, Minimum [Dollars]	8,237	[10]
Annuitized Expense, 10 Years, Maximum [Dollars]	54,778	[9]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,015	[10]
No Surrender Example [Table Text Block]
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Portfolio expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5.00% return each year. The maximum expenses examples assume the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge. The minimum expenses examples assume the least expensive annual Portfolio expenses and that no optional benefits are purchased. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Expenses Examples
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with maximum charges[1]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 4,990	$15,284	$26,009	$54,778
Minimum Expenses Examples
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any optional benefits[2]:

	One Year	Three Years	Five Years	Ten Years
Deferred Variable Annuity	$ 1,536	$ 4,772	$ 8,237	$18,015

1	Assumes the Accumulation Income Rider and the Enhanced Death Benefit Rider are purchased and maximum Rider Charges of 3.25%. This Example also assumes maximum Portfolio expenses of 0.34%.
2	Assumes that no optional benefit Riders are purchased and minimum Portfolio expenses of 0.11%.

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,990	[9]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,536	[10]
No Surrender Expense, 3 Years, Maximum [Dollars]	15,284	[9]
No Surrender Expense, 3 Years, Minimum [Dollars]	4,772	[10]
No Surrender Expense, 5 Years, Maximum [Dollars]	26,009	[9]
No Surrender Expense, 5 Years, Minimum [Dollars]	8,237	[10]
No Surrender Expense, 10 Years, Maximum [Dollars]	54,778	[9]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,015	[10]
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Many benefits of the Deferred Variable Annuity Contract have a corresponding risk, and both benefits and risks should be considered before you purchase a Contract. More complete and detailed information about these features is provided later in this Prospectus and in the SAI.
Investment Risk
The value of your Contract, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Contract Value. If the Variable Investment Options you select for your Contract perform poorly you could lose money, including some or all of the Purchase Payments made. Each Variable Investment Option invests in an underlying Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your investment allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Contract may also be invested in the Fixed Account Options. There is a risk that other Investment Options will perform more favorably than the Fixed Account Options while your Contract Value remains there. There is also the risk that the Fixed Account Options will not be credited with an interest rate higher than the minimum guaranteed interest rate.
In addition, a variable annuity is designed to provide for the accumulation of retirement savings or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable annuities unsuitable as a short-term savings vehicle.
Liquidity Risk; Limitations on Access to Contract Value
The Contract is generally not a liquid investment. Surrender Charges will apply for seven years following your last Purchase Payment. The Contract is designed for long-term investment. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Contract Value through surrenders and partial withdrawals, including Surrender Charges, possible tax consequences, adverse impacts on Contract benefits, and administrative requirements.
You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to income taxes, including a tax penalty if you are younger than age 59 1⁄2. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under the Standard Death Benefit as well as certain optional benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason.
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Contract is complex and subject to change. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign, or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. Changes in the law could adversely affect the current tax advantages of purchasing the Contract.
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). We reserve the right to make changes in the Contract in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Contract. You may wish to consult counsel or other tax advisers for more complete information.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Contract Owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and Portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics, or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Unlike the assets in our Separate Account, the assets in our general account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, optional Rider benefits, and other insurance guarantees, is subject to our financial strength and claims paying ability.
Optional Benefit Risks
There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. If you select an optional benefit, you are not permitted to invest in the Short-Term Fixed Account. In the future, we may change this restriction or add new ones relating to other Investment Options. Failing to satisfy applicable investment restrictions may result in the termination of your optional benefit. We impose investment restrictions to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the investment restrictions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Optional benefits are designed to provide a minimum guarantee, and the likelihood of the Company paying this minimum may be reduced given the restrictions under the Rider, including those relating to investment restrictions.
There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. If you take a withdrawal from your Contract, the withdrawal may significantly reduce the benefits under the Rider, perhaps by more than the amount of the withdrawal, and could terminate the optional benefit. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
The optional benefits under the Contract are also subject to specific risks:
•	Withdrawals, including RMDs could significantly reduce the values under the Riders, perhaps by more than the amount of the withdrawal, and could terminate the Riders and the Contract.
•	We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period.
•
The Guaranteed Income Rider and Accumulation Income Rider provide a contingent guarantee that may never come into effect because withdrawals taken while Contract Value is greater than zero are withdrawals of the Contract Owner’s own money, and the Company is only required to make guaranteed payments from its general account if and when the Contract Value is reduced to zero.

•
Subsequent Purchase Payments are not permitted during the Withdrawal Phase of the Accumulation Income Rider, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base.

•
The Guaranteed Minimum Accumulation Rider provides a guarantee that may never come into effect because Contract Value may never be less than the Guaranteed Minimum Accumulation Benefit Amount, and the possibility that the Company will be required to pay the Guaranteed Minimum Accumulation Benefit Amount may be minimal.

•
While the Guaranteed Minimum Accumulation Rider provides a guarantee that is designed to provide a minimum Contract Value, additional Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Guaranteed Minimum Accumulation Rider.

Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct Contract activity. As such, Contract activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks. Cyberattacks may interfere with Contract transaction processing, or cause the release, modification, and/or destruction of Contract Owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios, or our service providers will avoid losses affecting Contracts that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Contract Owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Contract Owner data including, but not limited to, antivirus and anti- malware software, periodic vulnerability assessments and penetration tests, and comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Item 10. Benefits Available (N-4) [Text Block]
Summary of Benefits
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals	Standard	No additional charge	• Withdrawals could significantly reduce benefit
Enhanced Death Benefit Rider	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80	Optional	0.75% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  You may not allocate to the Short-Term Fixed Account

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Accumulation Income Rider	Allows you to take withdrawals annually for the lifetime of the covered life(ves) regardless of the performance of the Investment Options and even if the Contract Value reduces to zero	Optional	2.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period

•  Subsequent Purchase Payments are not permitted during the Withdrawal Phase, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base

•  You may not allocate to the Short-Term Fixed Account

•  The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Guaranteed Income Rider	Allows you to take withdrawals annually regardless of the performance of the Investment Options and even if the Contract Value reduces to zero for either (1) the lifetime of the covered life(ves) or (2) the earlier of the lifetime of the covered life(ves) or the depletion of the specified value under the Rider.	Optional	2.00% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period

•  You may not allocate to the Short-Term Fixed Account

•  The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55

Guaranteed Minimum Accumulation Rider	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting the benefit period periodically	Optional	1.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  You may not allocate to the Short-Term Fixed Account

•  Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Rider

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging Program	Allows you to transfer amounts automatically from a Fixed Dollar Cost Averaging Option to Variable Investment Option(s) so that the cost of the securities is averaged over time	Optional	No additional charge
•  Must have a Contract Value of at least $10,000

•  Minimum transfer amount must be at least $50

•  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options

•  Dollar cost averaging and automatic asset rebalancing may not be elected at the same time

Automatic Asset Rebalancing Program	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Dollar cost averaging and automatic asset rebalancing may not be elected at the same time

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals	Standard	No additional charge	• Withdrawals could significantly reduce benefit
Enhanced Death Benefit Rider	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80	Optional	0.75% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  You may not allocate to the Short-Term Fixed Account

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Accumulation Income Rider	Allows you to take withdrawals annually for the lifetime of the covered life(ves) regardless of the performance of the Investment Options and even if the Contract Value reduces to zero	Optional	2.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period

•  Subsequent Purchase Payments are not permitted during the Withdrawal Phase, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base

•  You may not allocate to the Short-Term Fixed Account

•  The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Guaranteed Income Rider	Allows you to take withdrawals annually regardless of the performance of the Investment Options and even if the Contract Value reduces to zero for either (1) the lifetime of the covered life(ves) or (2) the earlier of the lifetime of the covered life(ves) or the depletion of the specified value under the Rider.	Optional	2.00% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period

•  You may not allocate to the Short-Term Fixed Account

•  The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55

Guaranteed Minimum Accumulation Rider	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting the benefit period periodically	Optional	1.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract

•  You may not allocate to the Short-Term Fixed Account

•  Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Rider

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging Program	Allows you to transfer amounts automatically from a Fixed Dollar Cost Averaging Option to Variable Investment Option(s) so that the cost of the securities is averaged over time	Optional	No additional charge
•  Must have a Contract Value of at least $10,000

•  Minimum transfer amount must be at least $50

•  Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options

•  Dollar cost averaging and automatic asset rebalancing may not be elected at the same time

Automatic Asset Rebalancing Program	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Dollar cost averaging and automatic asset rebalancing may not be elected at the same time

Operation of Benefit [Text Block]
Death Benefit
Death before Annuity Date
Prior to the Annuity Date, your Contract provides a death benefit that is payable upon the earlier death of:

(a)	the Annuitant, or

(b)	the Contract Owner.
The death benefit is payable to the Beneficiary. A Surviving Owner will be deemed sole primary Beneficiary regardless of named Beneficiaries. The amount payable is equal to the Contract Value or the Standard Death Benefit (see below for details). We generally pay the death benefit within seven days after we receive proof of death and all required information. Due proof of death will consist of a certified copy of the death certificate, or other lawful evidence providing equivalent information, and proof of the claimant’s entitlement to the proceeds. We will pay interest from the receipt of due proof of death of the Insured to the date of payment. The interest rate will be at least equal to the rate required by the state in which the Contract was delivered.
You can also purchase an optional Enhanced Death Benefit Rider which offers a Death Benefit Enhancement to your Contract. Please see “Enhanced Death Benefit Rider” for an explanation of this optional benefit.
Death of the Annuitant
If the Annuitant is the sole Contract Owner and dies before the Annuity Date, we will pay the Beneficiary(ies) the Standard Death Benefit as of the date our Administrative Office receives proof of death (i.e., a death certificate or other official document establishing death) and other information required to process the payment.
If the Annuitant, who is not the sole Contract Owner, dies before the Annuity Date, a surviving Contract Owner who is a natural person, if also named as Contingent Annuitant in the Contract, may choose to receive the Standard Death Benefit, or continue the Contract and become the new Annuitant, provided any surviving Contract Owner is permitted to continue the Contract under federal law. If the Contract is continued, the Standard Death Benefit will not be paid until the new Annuitant’s death.
If there is no Contingent Annuitant, or if continuation of the Contract is not permitted by federal law, the surviving Contract Owner will be deemed sole primary Beneficiary and will receive the Standard Death Benefit as of the date our Administrative Office receives proof of death.
If a sole Annuitant dies before the Annuity Date, and the Contract Owner is an entity, the Company will pay the Beneficiary the Standard Death Benefit as of the date the Company receives due proof of death, and all other documents required by the Company to process the claim.
If a Joint Annuitant is named in the Contract, the Standard Death Benefit is payable upon the later death of both Annuitants. However, a distribution may be required upon the death of a Contract Owner and the death benefit payable would be the Contract Value.

Calculation Method of Benefit [Text Block]
Standard Death Benefit Calculation
The amount of the Standard Death Benefit is the greater of (1) and (2) where:

(1)	is the Contract Value; and

(2)	is the Adjusted Net Purchase Payments (total Purchase Payments less the sum of all adjusted withdrawals), where adjusted withdrawals are the greater of (a) and (b) below, where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal; and

(ii)	is the Contract Value just before the withdrawal.
If you take a withdrawal at a time when the Adjusted Net Purchase Payments is greater than your Contract Value, then your Standard Death Benefit amount will be reduced by an amount greater than the amount withdrawn.
Example: Assume that the total adjusted Net Purchase Payments equal $100,000 and the Contract Value is $90,000 and that a withdrawal of $10,000 is taken.
The Standard Death Benefit will be equal to the greater of (1) or (2) where:

(1)	$90,000 – $10,000 = $80,000

(2)	$100,000 – (Greater of a or b) where:

(a)	$10,000

(b)	$10,000 x ($100,000 / $90,000) = $11,111
Since (b) is greater than (a), (2) = $100,000 – $11,111 = $88,889
Since (2) is greater than (1), the Standard Death Benefit is $88,889.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A
Portfolio Companies Available Under the Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or by sending an email request to FundOperations@pennmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	24.84%	14.36%	12.95%
Domestic Large Blend	Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	23.71%	13.67%	12.37%
Intermediate- Term Bond	Global Bond Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	2.03%	-0.23%	1.04%[1]
Domestic Mid Blend	Mid‑Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	15.08%	9.70%	9.41%
Moderate Allocation	Moderate Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	10.32%	6.06%	6.52%
Intermediate- Term Bond	Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	1.24%	-0.39%	1.25%
International Large Blend	Total International Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	5.06%	4.23%	4.19%[1]
Conservative Allocation	Conservative Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	7.49%	4.04%	4.90%
Moderate Allocation	Balanced Portfolio Wellington Management Company LLP (Adviser)	0.20%	14.80%	8.18%	8.37%
Domestic Large Growth	Capital Growth Portfolio PRIMECAP Management Company (Adviser)	0.34%	13.41%	11.86%	12.37%

1	Since inception (9/7/2017).

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Value	Diversified Value Portfolio Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)	0.28%	14.89%	12.24%	9.76%
Domestic Large Value	Equity Income Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	15.12%	9.85%	9.89%
Domestic Large Growth	Growth Portfolio Wellington Management Company LLP (Adviser)	0.34%	33.14%	15.96%	14.67%
High Yield Bond	High Yield Bond Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.24%	6.30%	3.37%	4.53%
International Large Growth	International Portfolio Baillie Gifford Overseas Ltd. (Adviser) and Schroder Investment Management North America Inc. (Adviser)	0.31%	9.01%	6.27%	8.40%
Real Estate	Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0.26%	4.74%	2.84%	4.99%
Domestic Small Growth	Small Company Growth Portfolio ArrowMark Colorado Holdings LLC (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	11.38%	6.96%	8.66%

Prospectuses Available [Text Block]
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/performance-and-rates. You can also request this information at no cost by calling 1‑800‑523‑0650 or by sending an email request to FundOperations@pennmutual.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Vanguard Variable Insurance Fund
Domestic Large Blend	Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	24.84%	14.36%	12.95%
Domestic Large Blend	Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	23.71%	13.67%	12.37%
Intermediate- Term Bond	Global Bond Index Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	2.03%	-0.23%	1.04%[1]
Domestic Mid Blend	Mid‑Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	15.08%	9.70%	9.41%
Moderate Allocation	Moderate Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	10.32%	6.06%	6.52%
Intermediate- Term Bond	Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	1.24%	-0.39%	1.25%
International Large Blend	Total International Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	5.06%	4.23%	4.19%[1]
Conservative Allocation	Conservative Allocation Portfolio The Vanguard Group, Inc. (Adviser)	0.13%	7.49%	4.04%	4.90%
Moderate Allocation	Balanced Portfolio Wellington Management Company LLP (Adviser)	0.20%	14.80%	8.18%	8.37%
Domestic Large Growth	Capital Growth Portfolio PRIMECAP Management Company (Adviser)	0.34%	13.41%	11.86%	12.37%

1	Since inception (9/7/2017).

PORTFOLIO TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Domestic Large Value	Diversified Value Portfolio Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC (Adviser)	0.28%	14.89%	12.24%	9.76%
Domestic Large Value	Equity Income Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	15.12%	9.85%	9.89%
Domestic Large Growth	Growth Portfolio Wellington Management Company LLP (Adviser)	0.34%	33.14%	15.96%	14.67%
High Yield Bond	High Yield Bond Portfolio Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc. (Adviser)	0.24%	6.30%	3.37%	4.53%
International Large Growth	International Portfolio Baillie Gifford Overseas Ltd. (Adviser) and Schroder Investment Management North America Inc. (Adviser)	0.31%	9.01%	6.27%	8.40%
Real Estate	Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0.26%	4.74%	2.84%	4.99%
Domestic Small Growth	Small Company Growth Portfolio ArrowMark Colorado Holdings LLC (Adviser) and The Vanguard Group, Inc. (Adviser)	0.29%	11.38%	6.96%	8.66%

Liquidity Risk Limitations on Access to Contract Value [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Contract Value
The Contract is generally not a liquid investment. Surrender Charges will apply for seven years following your last Purchase Payment. The Contract is designed for long-term investment. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Contract Value through surrenders and partial withdrawals, including Surrender Charges, possible tax consequences, adverse impacts on Contract benefits, and administrative requirements.
You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to income taxes, including a tax penalty if you are younger than age 59 1⁄2. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under the Standard Death Benefit as well as certain optional benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.

Risk of an Increase in Fees and Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain ongoing fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason.
In addition, the operating expenses of the Portfolios are not guaranteed and may increase (or decrease). Although some Portfolios may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Contract is complex and subject to change. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign, or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. Changes in the law could adversely affect the current tax advantages of purchasing the Contract.
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). We reserve the right to make changes in the Contract in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Contract. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Contract Owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:
•	portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
•	increased administrative and Portfolio brokerage expenses; and/or
•	dilution of the interests of long-term investors.
A Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Optional Benefit Risks [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefit Risks
There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. If you select an optional benefit, you are not permitted to invest in the Short-Term Fixed Account. In the future, we may change this restriction or add new ones relating to other Investment Options. Failing to satisfy applicable investment restrictions may result in the termination of your optional benefit. We impose investment restrictions to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the investment restrictions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Optional benefits are designed to provide a minimum guarantee, and the likelihood of the Company paying this minimum may be reduced given the restrictions under the Rider, including those relating to investment restrictions.
There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. If you take a withdrawal from your Contract, the withdrawal may significantly reduce the benefits under the Rider, perhaps by more than the amount of the withdrawal, and could terminate the optional benefit. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
The optional benefits under the Contract are also subject to specific risks:

•	Withdrawals, including RMDs could significantly reduce the values under the Riders, perhaps by more than the amount of the withdrawal, and could terminate the Riders and the Contract.

•	We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period.

•
The Guaranteed Income Rider and Accumulation Income Rider provide a contingent guarantee that may never come into effect because withdrawals taken while Contract Value is greater than zero are withdrawals of the Contract Owner’s own money, and the Company is only required to make guaranteed payments from its general account if and when the Contract Value is reduced to zero.

•
Subsequent Purchase Payments are not permitted during the Withdrawal Phase of the Accumulation Income Rider, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base.

•
The Guaranteed Minimum Accumulation Rider provides a guarantee that may never come into effect because Contract Value may never be less than the Guaranteed Minimum Accumulation Benefit Amount, and the possibility that the Company will be required to pay the Guaranteed Minimum Accumulation Benefit Amount may be minimal.

•
While the Guaranteed Minimum Accumulation Rider provides a guarantee that is designed to provide a minimum Contract Value, additional Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Guaranteed Minimum Accumulation Rider.

Information Systems Technology Disruption and Cybersecurity Risks [Member]
Prospectus:
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct Contract activity. As such, Contract activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man‑made disasters, hacking, criminal activity, pandemics, utility outages, geo‑political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks. Cyberattacks may interfere with Contract transaction processing, or cause the release, modification, and/or destruction of Contract Owner or business information including the securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we, the Portfolios, or our service providers will avoid losses affecting Contracts that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Contract Owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Contract Owner data including, but not limited to, antivirus and anti- malware software, periodic vulnerability assessments and penetration tests, and comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of your Purchase Payments (principal).For more detailed information, see “Summary of Principal Risks of Investing in the Contract.”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Surrender Charge may apply in certain circumstances, and potentially result in a significant reduction in the Standard Death Benefit, potentially significant reduction in or loss of optional benefits, and/or federal and state income taxes and tax penalties.For more detailed information, see “Summary of Principal Risks of Investing in the Contract.”
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in the Contract is subject to the risk of loss/poor investment performance of the Portfolios you choose, and the value of an investment can vary depending on the performance of the Portfolios.• Each Investment Option (the Variable Investment Options and the Fixed Account Options) has its own unique risks. You should review these Investment Options before making an investment decision. The performance of the Portfolios will vary among each other, may underperform similar mutual funds not available through the Variable Investment Options, and some are riskier than others.• A discussion of the risk of allocating your Purchase Payments to one or more Portfolios can be found in the prospectuses for the Portfolios. You should review the prospectuses for the Portfolios before making an investment decision.For more detailed information, see “Summary of Principal Risks of Investing in the Contract;” “Appendix A — Portfolio Companies Available Under the Contract;” “Appendix B — Fixed Account Options.”
Principal Risk [Text Block]
Investment Risk
The value of your Contract, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Contract Value. If the Variable Investment Options you select for your Contract perform poorly you could lose money, including some or all of the Purchase Payments made. Each Variable Investment Option invests in an underlying Portfolio, and a comprehensive discussion of the investment risks of each of the Portfolios may be found in the prospectus for each of the Portfolios.
Each Portfolio has its own investment objective and investment strategy. The performance of each will vary, and some Portfolios are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Portfolios. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your investment allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Portfolio carefully.
The value of your Contract may also be invested in the Fixed Account Options. There is a risk that other Investment Options will perform more favorably than the Fixed Account Options while your Contract Value remains there. There is also the risk that the Fixed Account Options will not be credited with an interest rate higher than the minimum guaranteed interest rate.
In addition, a variable annuity is designed to provide for the accumulation of retirement savings or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable annuities unsuitable as a short-term savings vehicle.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company, including:• Any obligations, guarantees, and benefits of the Contract (including the Fixed Account Options, the Standard Death Benefit, and the optional Rider benefits) are subject to the claims-paying ability and financial strength of the Company.• There are risks relating to the Company’s administration of the Contract, including, among others, cybersecurity and infectious disease outbreak risks.• If the Company experiences financial distress, it may not be able to meet its obligations to you.• More information about the Company, including its financial strength ratings, is available upon request from the Company at 1‑800‑523‑0650.For more detailed information, see “The Penn Insurance and Annuity Company;” “Financial Statements;” “Insurance Company Risks” under “Summary of Principal Risks of Investing in the Contract;” “Other Information.”
Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics, or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Unlike the assets in our Separate Account, the assets in our general account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, optional Rider benefits, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Equity Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Name [Text Block]	Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	14.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
Total Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Blend
Portfolio Company Name [Text Block]	Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Global Bond Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Name [Text Block]	Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	2.03%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.04%	[11]
Mid Cap Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid Blend
Portfolio Company Name [Text Block]	Mid‑Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Total Bond Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate- Term Bond
Portfolio Company Name [Text Block]	Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
Total International Stock Market Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International Large Blend
Portfolio Company Name [Text Block]	Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.19%	[11]
Conservative Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Conservative Allocation
Portfolio Company Name [Text Block]	Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Balanced Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Moderate Allocation
Portfolio Company Name [Text Block]	Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
Capital Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Name [Text Block]	Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAPManagement Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	13.41%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Diversified Value Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Name [Text Block]	Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management LLC (Adviser) and Lazard Asset Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Value
Portfolio Company Name [Text Block]	Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	15.12%
Average Annual Total Returns, 5 Years [Percent]	9.85%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Large Growth
Portfolio Company Name [Text Block]	Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	33.14%
Average Annual Total Returns, 5 Years [Percent]	15.96%
Average Annual Total Returns, 10 Years [Percent]	14.67%
High Yield Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP (Adviser) and The Vanguard Group, Inc.
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
International Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	International Large Growth
Portfolio Company Name [Text Block]	International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. (Adviser) and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.27%
Average Annual Total Returns, 10 Years [Percent]	8.40%
Real Estate Index Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	4.74%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Small Company Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small Growth
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Colorado Holdings LLC (Adviser) and The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	6.96%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Accumulation Income Rider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[12]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Accumulation Income Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Name of Benefit [Text Block]	Accumulation Income Rider
Purpose of Benefit [Text Block]	Allows you to take withdrawals annually for the lifetime of the covered life(ves) regardless of the performance of the Investment Options and even if the Contract Value reduces to zero
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[12]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Accumulation Income Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	• Available only at Contract purchase• Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract• We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period• Subsequent Purchase Payments are not permitted during the Withdrawal Phase, which means that the Purchase Payments cannot be used at that time to increase Contract Value, the death benefit, or the Accumulation Income Benefit Base• You may not allocate to the Short-Term Fixed Account• The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55
Name of Benefit [Text Block]	Accumulation Income Rider
Guaranteed Income Rider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[13]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Guaranteed Income Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Name of Benefit [Text Block]	Guaranteed Income Rider
Purpose of Benefit [Text Block]	Allows you to take withdrawals annually regardless of the performance of the Investment Options and even if the Contract Value reduces to zero for either (1) the lifetime of the covered life(ves) or (2) the earlier of the lifetime of the covered life(ves) or the depletion of the specified value under the Rider.
Guaranteed Minimum Income [Text Block]	Allows you to take withdrawals annually regardless of the performance of the Investment Options and even if the Contract Value reduces to zero for either (1) the lifetime of the covered life(ves) or (2) the earlier of the lifetime of the covered life(ves) or the depletion of the specified value under the Rider.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[13]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Guaranteed Income Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	• Available only at Contract purchase• Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract• We will impose a surrender charge on withdrawals under the optional benefits that exceed the Free Withdrawal Amounts during the Surrender Charge Period• You may not allocate to the Short-Term Fixed Account• The Rider’s guarantees are not available before the covered life (or younger covered life for a Joint Life Guarantee) attains the age of 55
Name of Benefit [Text Block]	Guaranteed Income Rider
Enhanced Death Benefit Rider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[14]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Enhanced Death Benefit Rider is 0.35%. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Name of Benefit [Text Block]	Enhanced Death Benefit Rider
Purpose of Benefit [Text Block]	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[14]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Enhanced Death Benefit Rider is 0.35%. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	• Available only at Contract purchase• Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract• You may not allocate to the Short-Term Fixed Account
Name of Benefit [Text Block]	Enhanced Death Benefit Rider
Guaranteed Minimum Accumulation Rider [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%	[15]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Guaranteed Minimum Accumulation Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Rider
Purpose of Benefit [Text Block]	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting the benefit period periodically
Guaranteed Minimum Accumulation [Text Block]	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting the benefit period periodically
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%	[15]
Optional Benefit Expense, Footnotes [Text Block]	The current annual charge for the Guaranteed Minimum Accumulation Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.
Brief Restrictions / Limitations [Text Block]	• Available only at Contract purchase• Withdrawals, including RMDs, could significantly reduce (perhaps by more than the amount of the withdrawal) or terminate benefit or Contract• You may not allocate to the Short-Term Fixed Account• Purchase Payments made after the first 12 months of the Accumulation Benefit Period will not be included in the Accumulation Benefit Base. Any additional Purchase Payments made after the first 12 months will increase the Contract Value but not the Accumulation Benefit Base and may reduce the likelihood of receiving the benefit provided by the Rider
Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Rider
Dollar Cost Averaging Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to transfer amounts automatically from a Fixed Dollar Cost Averaging Option to Variable Investment Option(s) so that the cost of the securities is averaged over time
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Must have a Contract Value of at least $10,000• Minimum transfer amount must be at least $50• Only new Purchase Payments may be allocated to the Fixed Dollar Cost Averaging Options• Dollar cost averaging and automatic asset rebalancing may not be elected at the same time
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Automatic Asset Rebalancing Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing Program
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Must have a Contract Value of at least $10,000• Dollar cost averaging and automatic asset rebalancing may not be elected at the same time
Name of Benefit [Text Block]	Automatic Asset Rebalancing Program
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals
Guaranteed Minimum Death Benefit [Text Block]	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce benefit
Name of Benefit [Text Block]	Standard Death Benefit
Zero Year [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%
One Year [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Two Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%
Three Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%
Four Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	4.00%
Five Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	3.00%
Six Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	1.50%
Seven Years [Member]
Prospectus:
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%

[1]	Expressed as an annual percent of Contract Value in the Variable Investment Options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024, and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.
[4]	Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.
[5]	For transfers other than Dollar Cost Averaging and Automatic Asset Rebalancing, the transfer fee is currently $0. We reserve the right to restrict frequency of transfers or market timing in our sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.
[6]	You pay $40 or 2.00% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
[7]	Amount shown does not include any optional benefit Riders.
[8]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2024. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents, and is based on the expenses of each Portfolio’s most recently completed fiscal year.
[9]	Assumes the Accumulation Income Rider and the Enhanced Death Benefit Rider are purchased and maximum Rider Charges of 3.25%. This Example also assumes maximum Portfolio expenses of 0.34%.
[10]	Assumes that no optional benefit Riders are purchased and minimum Portfolio expenses of 0.11%.
[11]	Since inception (9/7/2017).
[12]	The current annual charge for the Accumulation Income Rider is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
[13]	The current annual charge for the Guaranteed Income Rider is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Guaranteed Income Benefit Base and will be deducted from the Contract Value on a quarterly basis.
[14]	The current annual charge for the Enhanced Death Benefit Rider is 0.35%. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.
[15]	The current annual charge for the Guaranteed Minimum Accumulation Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.